Quarterly Report
March 31, 2022
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	118,854	$10,354,560
Alcoholic Beverages – 5.8%
Diageo PLC	788,918	$39,874,435
Pernod Ricard S.A.	199,576	43,771,417
		$83,645,852
Apparel Manufacturers – 2.5%
Adidas AG	38,469	$8,983,138
Compagnie Financiere Richemont S.A.	118,486	15,029,771
LVMH Moet Hennessy Louis Vuitton SE	17,696	12,600,782
		$36,613,691
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	52,182	$7,049,416
Knorr-Bremse AG	89,854	6,903,254
		$13,952,670
Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	84,861	$15,244,322
Euronext N.V.	126,635	11,498,976
		$26,743,298
Business Services – 6.1%
Cap Gemini S.A.	26,026	$5,789,307
Experian PLC	513,980	19,821,635
Intertek Group PLC	202,445	13,825,044
Nomura Research Institute Ltd.	381,000	12,460,699
Secom Co. Ltd.	178,200	12,911,779
SGS S.A.	7,689	21,364,770
Sohgo Security Services Co. Ltd.	83,100	2,713,715
		$88,886,949
Chemicals – 4.7%
Givaudan S.A.	10,483	$43,152,646
Novozymes A.S.	353,712	24,208,613
		$67,361,259
Computer Software – 10.4%
ANSYS, Inc. (a)	93,000	$29,541,450
Cadence Design Systems, Inc. (a)	472,269	77,669,360
Dassault Systemes SE	360,380	17,757,714
OBIC Co. Ltd.	76,400	11,447,653
SAP SE	124,218	13,860,655
		$150,276,832
Computer Software - Systems – 3.2%
Amadeus IT Group S.A. (a)	220,051	$14,333,243
NICE Systems Ltd., ADR (a)	14,510	3,177,690
Samsung Electronics Co. Ltd.	506,915	28,958,859
		$46,469,792
Construction – 0.7%
Geberit AG	17,246	$10,616,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 8.8%
Beiersdorf AG	47,674	$5,009,645
Kao Corp.	366,700	15,053,673
Kobayashi Pharmaceutical Co. Ltd.	200,000	16,033,735
KOSE Corp.	30,100	3,148,116
Lion Corp.	330,200	3,680,868
L'Oréal	94,680	37,897,165
Reckitt Benckiser Group PLC	370,871	28,348,262
ROHTO Pharmaceutical Co. Ltd.	451,100	13,617,425
Svenska Cellulosa Aktiebolaget	247,053	4,796,959
		$127,585,848
Electrical Equipment – 8.3%
Halma PLC	474,324	$15,482,738
Legrand S.A.	347,809	33,065,149
OMRON Corp.	141,500	9,434,191
Schneider Electric SE	335,529	56,018,729
Spectris PLC	20,605	699,800
Yokogawa Electric Corp.	330,900	5,645,144
		$120,345,751
Electronics – 8.1%
Analog Devices, Inc.	183,745	$30,350,999
ASML Holding N.V.	10,671	7,117,550
DISCO Corp.	28,200	7,866,142
Hirose Electric Co. Ltd.	136,900	19,892,302
Infineon Technologies AG	67,940	2,321,063
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	376,672	39,271,823
Texas Instruments, Inc.	55,429	10,170,113
		$116,989,992
Engineering - Construction – 1.1%
IMI PLC	909,703	$16,212,956
Food & Beverages – 8.7%
Chocoladefabriken Lindt & Sprungli AG	389	$4,613,082
Ezaki Glico Co. Ltd.	169,700	5,185,510
ITO EN Ltd.	274,900	13,488,180
Kerry Group PLC	92,958	10,396,595
Nestle S.A.	569,013	73,869,730
Nissan Foods Holdings Co. Ltd.	56,200	3,946,499
Toyo Suisan Kaisha Ltd.	387,000	13,839,266
		$125,338,862
Insurance – 0.4%
Hiscox Ltd.	438,246	$5,649,940
Machinery & Tools – 6.0%
Epiroc AB	531,810	$11,380,018
GEA Group AG	269,001	11,102,795
Nordson Corp.	45,903	10,423,653
Schindler Holding AG	62,798	13,388,720
SMC Corp.	30,100	16,811,250
Spirax-Sarco Engineering PLC	136,669	22,396,307
Wartsila Oyj Abp (l)	88,738	810,478
		$86,313,221
Major Banks – 0.9%
UBS Group AG	689,364	$13,468,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.8%
Agilent Technologies, Inc.	50,323	$6,659,243
Bruker BioSciences Corp.	101,025	6,495,907
EssilorLuxottica	77,842	14,209,671
Nihon Kohden Corp.	223,700	5,376,400
Shimadzu Corp.	560,200	19,290,348
Terumo Corp.	116,800	3,537,376
		$55,568,945
Other Banks & Diversified Financials – 1.4%
Chiba Bank Ltd.	571,400	$3,368,086
Hachijuni Bank Ltd.	560,500	1,860,042
Julius Baer Group Ltd.	81,998	4,756,436
Jyske Bank A.S. (a)	71,166	3,854,346
Mebuki Financial Group, Inc.	944,100	1,971,491
North Pacific Bank Ltd.	840,300	1,638,879
Sydbank A.S.	94,369	3,222,057
		$20,671,337
Pharmaceuticals – 1.6%
Roche Holding AG	42,782	$16,919,225
Santen Pharmaceutical Co. Ltd.	673,800	6,745,069
		$23,664,294
Precious Metals & Minerals – 3.9%
Agnico Eagle Mines Ltd.	178,817	$10,942,287
Franco-Nevada Corp.	237,047	37,721,978
Wheaton Precious Metals Corp.	177,143	8,423,910
		$57,088,175
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	127,924	$13,617,445
Real Estate – 1.8%
LEG Immobilien SE	70,001	$7,995,534
TAG Immobilien AG	267,883	6,089,900
Vonovia SE, REIT	239,279	11,188,021
		$25,273,455
Specialty Chemicals – 3.0%
Croda International PLC	68,096	$6,998,365
Kansai Paint Co. Ltd.	269,000	4,321,971
Sika AG	44,828	14,768,887
Symrise AG	144,528	17,350,996
		$43,440,219
Specialty Stores – 0.5%
Ocado Group PLC (a)	172,501	$2,636,800
Zalando SE (a)	81,176	4,120,590
		$6,757,390
Total Common Stocks		$1,392,907,627
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA	338,768	$22,687,983

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	224,332	$177,223

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.21% (v)	39,899,160	$39,899,160
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29% (j)	455,356	$455,356

Other Assets, Less Liabilities – (0.5)%		(7,673,003)
Net Assets – 100.0%		$1,448,454,346
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,899,160 and $1,416,228,189, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$239,658,326	$—	$239,658,326
Japan	5,185,510	230,100,299	—	235,285,809
Switzerland	177,223	231,948,161	—	232,125,384
United Kingdom	—	171,946,282	—	171,946,282
United States	171,310,725	—	—	171,310,725
Germany	25,188,229	107,669,667	—	132,857,896
Canada	57,088,175	—	—	57,088,175
Taiwan	39,271,823	—	—	39,271,823
Denmark	—	31,285,016	—	31,285,016
Other Countries	23,928,845	81,014,552	—	104,943,397
Mutual Funds	40,354,516	—	—	40,354,516
Total	$362,505,046	$1,093,622,303	$—	$1,456,127,349
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,183,142	$71,809,157	$59,093,139	$—	$—	$39,899,160
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,737	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
France	16.5%
Japan	16.2%
Switzerland	16.0%
United States	14.1%
United Kingdom	11.9%
Germany	9.2%
Canada	3.9%
Taiwan	2.7%
Denmark	2.2%
Other Countries	7.3%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.